Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Registrant Name	Zentek Ltd.
Entity Central Index Key	0001904501
Document Type	40-F/A
Amendment Flag	true
Amendment Description	The Company is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 40-F for the year ended March 31, 2026, originally filed with the U.S. Securities and Exchange Commission on June 25, 2026 (the “Original 2026 Annual Report”), to furnish Exhibits 101 and 104. Exhibits 101 and 104 provide certain items from the Original 2026 Annual Report formatted as Inline eXtensible Business Reporting Language (“Inline XBRL”), as required by General Instruction B(15)(a)(iii) of Form 40-F and Rule 405 of Regulation S-T. Exhibits 101 and 104 were not included in the Original 2026 Annual Report because the Inline XBRL tagging process was not completed at the time of the original filing. For the convenience of readers, this Amendment No. 1 includes all information set forth in the Original 2026 Annual Report. This Amendment No. 1 also includes new certifications of the Chief Executive Officer and Chief Financial Officer of the Company pursuant to Sections 302 and 906 of the U.S. Sarbanes-Oxley Act of 2002 and a new consent of BDO Canada LLP, the Company’s auditors. Except as expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend, modify, update or restate any information contained in the Original 2026 Annual Report, and this Amendment No. 1 does not reflect any events that occurred after the Original 2026 Annual Report was filed.
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Trading Symbol	ZTEK
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares, no par value
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Document Annual Report	true
Document Registration Statement	false
Entity File Number	001-41310
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1123 York Rd.
Entity Address, City or Town	Guelph
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N1E 6Z1
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
City Area Code	1-844
Local Phone Number	730-9822
Entity Common Stock, Shares Outstanding	107,792,002
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm ID	1227
Auditor Location	Oakville, Ontario
Auditor Name	BDO Canada LLP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Primary SIC Number	2890
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102